Cash Flow Adjustments and Changes in Working Capital	12 Months Ended
Jun. 30, 2018
Cash Flow Statement [Abstract]
Cash Flow Adjustments and Changes in Working Capital
Cash Flow Adjustments and Changes in Working Capital

Adjustments	2018 £’000	2017 £’000	2016 £’000
Depreciation, amortisation and impairment of non-financial assets	£6,269	£4,346	£2,882
Foreign exchange loss / (gain)	354	1,015	(140)
Interest income	(35)	(18)	(21)
Fair value movement of financial liabilities / assets	229	—	(1,043)
Interest expense	573	408	170
(Gain)/loss on disposal of non-current assets	(5)	107	(15)
Share-based compensation	1,505	854	768
Income on contingent consideration	—	(180)	—
Research and development tax credit	(1,008)	(1,322)	(1,117)
Grant income	(1,633)	(1,691)	(1,048)
Total adjustments	£6,249	£3,519	£436

Net changes in working capital	2018 £’000	2017 £’000	2016 £’000
Increase in trade and other receivables	£(6,384)	£(7,598)	£(6,765)
Increase/(decrease) in trade and other payables	13,223	2,590	(888)
Net changes in working capital	£6,839	£(5,008)	£(7,653)

Non-Cash Changes Arising from Financing Activities

Borrowings	Beginning of the year £’000	Proceeds from borrowings £’000	Repayment of borrowings £’000	Non-cash foreign exchange £’000	Non-cash Other £’000	End of the year £’000
2016	3,760	15,093	(3,364)	(46)	—	15,443
2017	15,443	17,007	(3,462)	276	201	29,465
2018	29,465	26,462	(36,768)	605	—	19,764

Grant received	Beginning of the year £’000	Cash received £’000	Grant income £'000	Non-cash foreign exchange £'000	Non-cash Other £'000	End of the year £'000
2016	(1,128)	1,948	(1,048)	(304)	—	(532)
2017	(532)	2,924	(1,691)	(37)	—	664
2018	664	148	(1,633)	5	—	(816)

The grant receivables in 2016 and 2018 were presented in trade and other receivables and the grant payable in 2017 was presented in trade and other payables. Interest paid, dividends paid and purchase of own shares were all cash items.